Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue		$ 6,122,827	$ 4,387,569	$ 7,925,428
Cost of revenue		(5,982,436)	(4,212,332)	(7,384,144)
Gross profit		140,391	175,237	541,284
Operating expenses
Selling and marketing		(54,776)	(38,863)	(33,445)
General and administrative		(1,063,769)	(658,888)	(626,536)
Total operating expenses		(1,118,545)	(697,751)	(659,981)
Loss from operations		(978,154)	(522,514)	(118,697)
Other income (expense)
Interest expense		(241,278)	(117,354)	(144,234)
Interest income		60,919	24,245	1,442
Unrealized losses on digital assets		(867,554)
Unrealized gains on investment in equity securities, net		1,263,002
Sundry income (expense), net		114,367	(1,667)	3
Total other income (expense), net		329,456	(94,776)	(142,789)
Loss before income taxes		(648,698)	(617,290)	(261,486)
Income tax benefits			54,143	43,363
Net loss		(648,698)	(563,147)	(218,123)
Foreign currency translation adjustments		(38,425)	(23,643)	(498)
Total comprehensive loss		$ (687,123)	$ (586,790)	$ (218,621)
Loss per share
Ordinary shares – basic (in Dollars per share)	[1]	$ (0.0261)	$ (0.024)	$ (0.0109)
Ordinary shares – diluted (in Dollars per share)	[1]	$ (0.0261)	$ (0.024)	$ (0.0109)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Ordinary shares – basic (in Shares)	[1]	24,864,000	23,509,923	20,000,000
Ordinary shares – diluted (in Shares)	[1]	24,864,000	23,509,923	20,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.